CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Deficit)
Ordinary shares par value	$ 0.001	$ 0.001
Ordinary shares authorized	50,000,000	50,000,000
Ordinary shares issued	6,333,333	5,000,000
Ordinary shares outstanding	6,333,333	5,000,000